Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2025	2024	2023
	£’000	£’000	£’000
Sponsorship	188,421	177,770	189,496
Retail, merchandising, apparel & products licensing revenue	144,853	125,106	113,390
Commercial	333,274	302,876	302,886
Domestic competitions	136,115	161,713	174,471
European competitions	31,084	53,812	28,504
Other	5,778	6,220	6,120
Broadcasting	172,977	221,745	209,095
Matchday	160,263	137,134	136,420
	666,514	661,755	648,401

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2025	2024	2023
	£’000	£’000	£’000
Customer A	141,095	161,098	178,118
Customer B	87,877	90,051	76,169

Schedule of assets and liabilities related to contracts with customers

Current
contract assets –
accrued revenue
£’000
At 1 July 2023	43,332
Recognized in revenue during the year	49,536
Cash received/amounts invoiced during the year	(53,090)
At 30 June 2024	39,778
Recognized in revenue during the year	19,528
Cash received/amounts invoiced during the year	(39,778)
At 30 June 2025	19,528

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the year	178,853	—	178,853
Cash received/amounts invoiced during the year	(206,545)	—	(206,545)
Reclassified during the year	(1,312)	1,312	—
At 30 June 2024	(198,628)	(5,347)	(203,975)
Recognized in revenue during the year	198,628	—	198,628
Cash received/amounts invoiced during the year	(206,058)	—	(206,058)
Reclassified during the year	568	(568)	—
At 30 June 2025	(205,490)	(5,915)	(211,405)